Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Maturity of up to one year	R$ 68,882,909	R$ 60,438,153
Maturity of one to five years	202,449,463	165,430,418
Maturity of five to 10 years	36,316,999	28,103,378
Maturity of over 10 years	11,550,369	7,828,437
No stated maturity	17,361,225	14,186,303
Total	336,560,965	275,986,689
Due within one year	38,849,569	37,799,094
From 1 to 5 years	85,001,327	78,452,236
From 5 to 10 years	39,111,612	32,852,519
Over 10 years	16,438,108	34,903,036
Total	179,400,616	184,006,885
At cost [member]
IfrsStatementLineItems [Line Items]
Due within one year	39,050,064	37,272,651
From 1 to 5 years	87,143,802	77,744,401
From 5 to 10 years	36,997,796	34,641,933
Over 10 years	15,627,613	29,964,909
Total	R$ 178,819,275	R$ 179,623,894